Common Stock Purchase Warrants (Details) (Stock Warrant [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Stock Warrant [Member]
Schedule of warrant activity
Beginning Balance	2,342,500	2,342,500
Granted
Exercised
Forfeited, Number of Options/Warrants
Ending Balance, Number of Options/Warrants	2,342,500	2,342,500
Options/Warrants exercisable	2,342,500	2,342,500
Beginning Balance, Weighted Average Exercise Price	$ 2.50	$ 2.50
Granted, Weighted Average Exercise Price
Exercised, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price
Ending Balance, Weighted Average Exercise Price	$ 2.50	$ 2.50
Exercisable, Weighted Average Exercise Price	$ 2.50	$ 2.50